Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 10 .7%
$ 1,107,867
Aegis Asset Backed Securities Trust , Series
2005-5, Class 1A4 , 0.848% , (LIBOR
USD 1-Month plus 0.70%) , 12/25/35 (a)
$ 1,098,789
8,200,000
AmeriCredit Automobile Receivables
Trust , Series 2020-3, Class B , 0.760% ,
12/18/25 .......................
8,221,108
130,779
Argent Securities, Inc. Asset-Backed Pass-
Through Certificates , Series 2005-W3,
Class A2D , 0.828% , (LIBOR USD
1-Month plus 0.68%) , 11/25/35 (a) ....
130,516
11,465,000
ARI Fleet Lease Trust , Series 2019-A,
Class A3 , 2.530% , 11/15/27 (b) .......
11,791,684
4,000,000
Avis Budget Rental Car Funding AESOP,
LLC , Series 2016-1A, Class A , 2.990% ,
6/20/22 (b) .....................
4,022,333
7,060,000
Avis Budget Rental Car Funding AESOP,
LLC , Series 2017-1A, Class A , 3.070% ,
9/20/23 (b) .....................
7,291,267
2,405,000
Avis Budget Rental Car Funding AESOP,
LLC , Series 2017-2A, Class A , 2.970% ,
3/20/24 (b) .....................
2,499,007
8,000,000
Avis Budget Rental Car Funding AESOP,
LLC , Series 2019-2A, Class A , 3.350% ,
9/22/25 (b) .....................
8,541,728
1,155,000
Avis Budget Rental Car Funding AESOP,
LLC , Series 2019-3A, Class A , 2.360% ,
3/20/26 (b) .....................
1,204,191
3,000,000
Avis Budget Rental Car Funding AESOP,
LLC , Series 2020-2A, Class A , 2.020% ,
2/20/27 (b) .....................
3,056,270
3,195,000
Capital Auto Receivables Asset Trust ,
Series 2017-1, Class C , 2.700% ,
9/20/22 (b) .....................
3,232,747
12,034,000
Capital One Multi-Asset Execution Trust ,
Series 2019-A3, Class A3 , 2.060% ,
8/15/28 .......................
12,868,721
696,477
Chesapeake Funding II, LLC , Series 2017-
2A, Class A1 , 1.990% , 5/15/29 (b) ....
697,086
1,732,322
Chesapeake Funding II, LLC , Series 2020-
1A, Class A1 , 0.870% , 8/16/32 (b) ....
1,740,914
2,650,000
Citibank Credit Card Issuance Trust , Series
2007-A3, Class A3 , 6.150% , 6/15/39 ..
3,969,733
110,194
Citicorp Residential Mortgage Trust ,
STEP, Series 2007-2, Class A6 , 4.972% ,
6/25/37 .......................
112,390
122,608
Countrywide Asset-Backed Certificates ,
Series 2004-12, Class MV4 , 1.573% ,
(LIBOR USD 1-Month plus 1.43%) ,
3/25/35 (a) .....................
122,582
1,185,416
Encore Credit Receivables Trust , Series
2005-4, Class M2 , 0.808% , (LIBOR
USD 1-Month plus 0.66%) , 1/25/36 (a) .
1,184,838
9,010,000
Enterprise Fleet Financing, LLC , Series
2018-1, Class A3 , 3.100% , 10/20/23 (b) .
9,146,927
12,838,000
Enterprise Fleet Financing, LLC , Series
2018-2, Class A3 , 3.340% , 2/20/24 (b) ..
13,214,233
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 6,780,000
Enterprise Fleet Financing, LLC , Series
2020-1, Class A3 , 1.860% , 12/22/25 (b) .
$ 7,031,177
1,822,000
Ford Credit Auto Owner Trust , Series
2017-2, Class A , 2.360% , 3/15/29 (b) ..
1,884,535
19,180,000
Ford Credit Auto Owner Trust 2020-
REV2 , Series 2020-2, Class A , 1.060% ,
4/15/33 (b) .....................
19,363,913
243,058
GSAMP Trust , Series 2006-SEA1, Class
M1 , 0.648% , (LIBOR USD 1-Month
plus 0.50%) , 5/25/36 (a) (b) ..........
242,458
7,329,494
Hertz Fleet Lease Funding L.P. , Series
2019-1, Class A2 , 2.700% , 1/10/33 (b) ..
7,438,512
366,407
Home Equity Mortgage Loan Asset-Backed
Trust , Series 2005-B, Class M3 , 0.883% ,
(LIBOR USD 1-Month plus 0.74%) ,
8/25/35 (a) .....................
368,637
832,378
JP Morgan Mortgage Acquisition Corp. ,
Series 2005-OPT1, Class M2 , 0.853% ,
(LIBOR USD 1-Month plus 0.71%) ,
6/25/35 (a) .....................
832,087
628,992
New Century Home Equity Loan Trust ,
Series 2003-4, Class M1 , 1.273% ,
(LIBOR USD 1-Month plus 1.13%) ,
10/25/33 (a) .....................
624,518
1,108,404
Park Place Securities, Inc. Asset-Backed
Pass Through Certificates , Series 2005-
WHQ2, Class M2 , 0.838% , (LIBOR
USD 1-Month plus 0.69%) , 5/25/35 (a) .
1,105,750
15,800,000
Santander Drive Auto Receivables Trust ,
Series 2020-3, Class B , 0.690% , 3/17/25
15,839,178
9,023,000
Santander Drive Auto Receivables Trust ,
Series 2020-4, Class B , 0.730% , 3/17/25
9,051,468
3,582,922
Saxon Asset Securities Trust , Series 2004-
3, Class M1 , 1.048% , (LIBOR USD
1-Month plus 0.90%) , 12/26/34 (a) ....
3,516,846
175,307
Sofi Professional Loan Program, LLC ,
Series 2016-E, Class A1 , 0.998% ,
(LIBOR USD 1-Month plus 0.85%) ,
7/25/39 (a) (b) ...................
175,112
8,405,000
Toyota Auto Loan Extended Note Trust ,
Series 2019-1A, Class A , 2.560% ,
11/25/31 (b) ....................
8,975,759
5,150,000
Toyota Auto Loan Extended Note Trust
2020-1 , Series 2020-1A, Class A ,
1.350% , 5/25/33 (b) ...............
5,302,889
3,820,000
Wheels SPV 2, LLC , Series 2018-1A,
Class A4 , 3.410% , 4/20/27 (b) ........
3,910,834
9,250,000
Wheels SPV 2, LLC , Series 2019-1A,
Class A3 , 2.350% , 5/22/28 (b) ........
9,510,202
Total Asset Backed Securities
(Cost $ 184,113,302 ) .............. 189,320,939

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 5 .0%
$ 148,105
Adjustable Rate Mortgage Trust , Series
2004-5, Class 4A1 , 3.764% , 4/25/35 (c) .
$ 149,856
314,242
Alternative Loan Trust , Series 2004-22CB,
Class 1A1 , 6.000% , 10/25/34 ........
326,011
921,090
Banc of America Funding Trust , Series
2004-C, Class 4A1 , 0.812% , (LIBOR
USD 1-Month plus 0.66%) , 12/20/34 (a)
914,442
351,339
Banc of America Funding Trust , Series
2006-2, Class 3A1 , 6.000% , 3/25/36 ...
353,589
61,034
Banc of America Mortgage Trust , Series
2005-3, Class 1A24 , 5.500% , 4/25/35 ..
63,014
10,000
Citigroup Mortgage Loan Trust, Inc. , Series
2004-NCM2, Class 3CB2 , 6.500% ,
8/25/19 .......................
9,983
79,064
Countrywide Home Loan Mortgage Pass-
Through Trust , Series 2004-3, Class A4 ,
5.750% , 4/25/34 .................
80,725
216,838
Credit Suisse First Boston Mortgage-
Backed Pass-Through Certificates , Series
2004-1, Class 2A1 , 6.500% , 2/25/34 ...
223,766
645,205
Fannie Mae , Series 2013-133, Class AV ,
4.000% , 12/25/26 ................
662,070
1,287,950
Fannie Mae , Series 2014-39, Class VP ,
3.000% , 8/25/27 .................
1,337,359
8,653,929
Fannie Mae , Series 2013-16, Class A ,
1.750% , 1/25/40 .................
8,750,400
1,257,083
Fannie Mae , Series 2011-38, Class D ,
4.500% , 5/25/41 .................
1,426,027
1,000,000
Fannie Mae , Series 2013-70, Class CY ,
3.500% , 7/25/43 .................
1,106,550
431,106
Fannie Mae , Series 2017-64, Class PD ,
2.500% , 7/25/47 .................
443,957
922,910
FirstKey Mortgage Trust , Series 2014-1,
Class A12 , 3.500% , 11/25/44 (b) (c) ....
942,030
639,604
Freddie Mac , Series 3768, Class V , 4.000% ,
11/15/23 .......................
664,198
1,629,838
Freddie Mac , Series 4387, Class VM ,
4.000% , 11/15/25 ................
1,650,863
1,223,546
Freddie Mac , Series 4287, Class V , 4.500% ,
10/15/26 .......................
1,300,637
437,997
Freddie Mac , Series 4136, Class HZ ,
3.500% , 11/15/27 ................
486,632
2,003,748
Freddie Mac , Series 4331, Class V , 4.000% ,
11/15/28 .......................
2,081,735
569,000
Freddie Mac , Series 4120, Class YK ,
2.000% , 10/15/32 ................
590,977
1,052,000
Freddie Mac , Series 4160, Class HH ,
2.500% , 12/15/32 ................
1,067,879
10,000,000
Freddie Mac , Series 4655, Class GV ,
3.500% , 12/15/36 ................
10,449,695
5,500,000
Freddie Mac , Series 4657, Class VT ,
3.500% , 6/15/37 .................
5,721,499
729,159
Freddie Mac , Series 3632, Class PK ,
5.000% , 2/15/40 .................
816,386
1,168,119
Freddie Mac , Series 4077, Class PJ ,
3.500% , 11/15/40 ................
1,226,428
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— (continued)
$ 819,000
Freddie Mac , Series 3762, Class LN ,
4.000% , 11/15/40 ................
$ 974,996
2,644,729
Freddie Mac , Series 4100, Class PA ,
3.000% , 1/15/42 .................
2,810,212
882,986
Freddie Mac , Series 4508, Class UZ ,
3.000% , 7/15/43 .................
876,325
823,775
Freddie Mac , Series 4328, Class KD ,
3.000% , 8/15/43 .................
872,711
2,929,919
Freddie Mac , Series 4648, Class E ,
3.500% , 8/15/43 .................
2,989,293
2,295,014
Freddie Mac , Series 4801, Class LT ,
4.000% , 12/15/43 ................
2,297,863
2,010,208
Freddie Mac , Series 4710, Class GA ,
3.000% , 3/15/44 .................
2,069,997
8,000,000
Freddie Mac , Series 4752, Class HB ,
3.500% , 4/15/44 .................
8,147,582
4,363,151
Freddie Mac , Series 4427, Class KA ,
2.250% , 7/15/44 .................
4,494,541
9,109,478
Freddie Mac , Series 4776, Class DW ,
4.000% , 9/15/44 .................
9,228,910
2,954,899
Freddie Mac , Series 4654, Class KA ,
3.000% , 6/15/45 .................
3,077,029
894,907
Galton Funding Mortgage Trust ,
Series 2018-1, Class A43 , 3.500% ,
11/25/57 (b) (c) ..................
901,635
3,000,347
Galton Funding Mortgage Trust ,
Series 2018-2, Class A41 , 4.500% ,
10/25/58 (b) (c) ..................
3,054,859
2,341,585
Galton Funding Mortgage Trust ,
Series 2019-1, Class A41 , 4.500% ,
2/25/59 (b) (c) ...................
2,373,372
288,486
Ginnie Mae , Series 2008-51, Class PG ,
5.000% , 6/20/38 .................
320,137
519,190
MASTR Alternative Loan Trust , Series
2003-5, Class 8A1 , 5.500% , 6/25/33 ...
536,996
390,448
MASTR Alternative Loan Trust , Series
2004-13, Class 3A1 , 6.500% , 1/25/35 ..
373,541
276
RAAC Trust , Series 2004-SP3, Class AI5 ,
4.890% , 12/25/32 (c) ..............
280
254,703
RAAC Trust , STEP, Series 2004-SP1, Class
AI3 , 6.118% , 3/25/34 .............
258,322
147,154
Residential Asset Securitization Trust ,
Series 2004-IP2, Class 4A , 3.378% ,
12/25/34 (c) .....................
142,618
Total Collateralized Mortgage Obligations
(Cost $ 86,903,722 ) ............... 88,647,927
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 14 .7%
16,239,000
BANK 2020-BNK27 , Series 2020-BN27,
Class A5 , 2.144% , 4/15/63 ..........
17,048,712
2,110,000
BANK 2020-BNK29 , Series 2020-BN29,
Class A4 , 1.997% , 11/15/53 .........
2,185,808

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 3,576,000
BBCMS Mortgage Trust , Series 2020-C7,
Class A5 , 2.037% , 4/15/53 ..........
$ 3,731,274
6,048,000
Benchmark Mortgage Trust , Series 2020-
B18, Class A5 , 1.925% , 7/15/53 ......
6,239,739
4,043,000
Benchmark Mortgage Trust , Series 2020-
B21, Class A5 , 1.978% , 12/17/53 .....
4,178,339
4,842,000
CD Mortgage Trust , Series 2016-CD2,
Class A4 , 3.526% , 11/10/49 (c) .......
5,482,275
3,868,000
CFCRE Commercial Mortgage Trust ,
Series 2016-C7, Class A3 , 3.839% ,
12/10/54 .......................
4,386,698
1,135,150
CFCRE Commercial Mortgage Trust ,
Series 2016-C4, Class A2 , 2.707% ,
5/10/58 .......................
1,138,096
1,500,000
Citigroup Commercial Mortgage Trust ,
Series 2017-P7, Class A4 , 3.712% ,
4/14/50 .......................
1,716,198
5,730,000
Citigroup Commercial Mortgage Trust ,
Series 2018-B2, Class A4 , 4.009% ,
3/10/51 .......................
6,675,066
1,000,000
COMM Mortgage Trust , Series 2012-CR1,
Class AM , 3.912% , 5/15/45 .........
1,033,020
3,545,000
COMM Mortgage Trust , Series 2013-
CR12, Class A4 , 4.046% , 10/10/46 ....
3,838,493
892,000
COMM Mortgage Trust , Series 2014-
CR16, Class A4 , 4.051% , 4/10/47 .....
977,562
1,208,000
COMM Mortgage Trust , Series 2014-
LC17, Class A5 , 3.917% , 10/10/47 ....
1,332,756
1,844,000
COMM Mortgage Trust , Series 2014-
CR20, Class A4 , 3.590% , 11/10/47 ....
2,010,263
8,030,000
COMM Mortgage Trust , Series 2017-
COR2, Class A3 , 3.510% , 9/10/50 ....
9,111,396
1,500,000
CSAIL Commercial Mortgage Trust , Series
2015-C4, Class A4 , 3.808% , 11/15/48 ..
1,691,252
4,084,000
DBJPM 20-C9 Mortgage Trust , Series
2020-C9, Class A5 , 1.926% , 9/15/53 ..
4,215,925
3,450,000
DBUBS Mortgage Trust , Series 2011-
LC1A, Class C , 5.565% , 11/10/46 (b) (c)
3,458,511
2,500,000
Fannie Mae-Aces , Series 2019-M9, Class
A2 , 2.937% , 4/25/29 ..............
2,822,367
3,350,000
Freddie Mac Multifamily Structured Pass
Through Certificates , Series K068, Class
A2 , 3.244% , 8/25/27 ..............
3,843,426
3,920,000
Freddie Mac Multifamily Structured Pass
Through Certificates , Series K069, Class
A2 , 3.187% , 9/25/27 (c) ............
4,489,819
8,495,000
Freddie Mac Multifamily Structured Pass
Through Certificates , Series K099, Class
A2 , 2.595% , 9/25/29 ..............
9,468,030
3,800,000
Freddie Mac Multifamily Structured Pass
Through Certificates , Series K153, Class
A3 , 3.117% , 10/25/31 (c) ...........
4,389,081
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 9,580,000
Freddie Mac Multifamily Structured Pass
Through Certificates , Series K155, Class
A3 , 3.750% , 4/25/33 ..............
$ 11,687,691
6,968,139
FRESB Mortgage Trust , Series 2018-SB52,
Class A10F , 3.467% , 6/25/28 (c) ......
7,445,852
233,451
GS Mortgage Securities Trust , Series 2010-
C1, Class A2 , 4.592% , 8/10/43 (b) .....
233,403
3,000,000
GS Mortgage Securities Trust , Series 2010-
C1, Class B , 5.148% , 8/10/43 (b) .....
2,896,233
720,000
GS Mortgage Securities Trust , Series 2012-
GCJ7, Class AS , 4.085% , 5/10/45 .....
742,526
2,524,000
GS Mortgage Securities Trust , Series 2014-
GC24, Class A5 , 3.931% , 9/10/47 ....
2,790,186
2,044,000
GS Mortgage Securities Trust , Series 2016-
GS4, Class A4 , 3.442% , 11/10/49 (c) ...
2,283,613
7,526,000
GS Mortgage Securities Trust , Series 2020-
GC47, Class A5 , 2.377% , 5/12/53 ....
8,071,071
4,000,000
JP Morgan Chase Commercial Mortgage
Securities Trust , Series 2011-C3, Class
B , 5.013% , 2/15/46 (b) (c) ...........
3,842,301
1,680,000
JP Morgan Chase Commercial Mortgage
Securities Trust , Series 2013-C10, Class
AS , 3.372% , 12/15/47 .............
1,754,202
1,702,000
JP Morgan Chase Commercial Mortgage
Securities Trust , Series 2016-JP4, Class
A4 , 3.648% , 12/15/49 (c) ...........
1,935,018
1,397,000
JPMBB Commercial Mortgage Securities
Trust , Series 2014-C23, Class A5 ,
3.934% , 9/15/47 .................
1,543,705
4,200,000
JPMCC Commercial Mortgage Securities
Trust , Series 2017-JP5, Class A5 ,
3.723% , 3/15/50 .................
4,797,710
3,364,000
JPMDB Commercial Mortgage Securities
Trust , Series 2020-COR7, Class A5 ,
2.180% , 5/13/53 .................
3,545,361
660,000
Morgan Stanley Bank of America Merrill
Lynch Trust , Series 2014-C18, Class A4 ,
3.923% , 10/15/47 ................
727,568
5,834,000
Morgan Stanley Bank of America Merrill
Lynch Trust , Series 2016-C32, Class A4 ,
3.720% , 12/15/49 ................
6,678,815
189,876
Morgan Stanley Capital I Trust , Series
2011-C1, Class C , 5.563% , 9/15/47 (b) (c)
189,735
2,562,000
Morgan Stanley Capital I Trust , Series
2016-BNK2, Class A4 , 3.049% ,
11/15/49 .......................
2,824,464
8,021,000
Morgan Stanley Capital I Trust , Series
2020-HR8, Class A4 , 2.041% , 7/15/53 .
8,333,312
10,000,000
Morgan Stanley Capital I, Inc. , Series
2017-HR2, Class A4 , 3.587% , 12/15/50
11,475,414
11,055,000
Morgan Stanley Capital I, Inc. , Series
2018-H3, Class A5 , 4.177% , 7/15/51 ..
13,186,449

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 3,156,000
Wells Fargo Commercial Mortgage Trust ,
Series 2015-P2, Class A4 , 3.809% ,
12/15/48 .......................
$ 3,585,400
9,642,000
Wells Fargo Commercial Mortgage Trust ,
Series 2017-C40, Class A4 , 3.581% ,
10/15/50 .......................
10,991,068
5,302,000
Wells Fargo Commercial Mortgage Trust ,
Series 2020-C56, Class A5 , 2.448% ,
6/15/53 .......................
5,693,364
12,734,000
Wells Fargo Commercial Mortgage Trust ,
Series 2020-C57, Class A4 , 2.118% ,
8/15/53 .......................
13,269,356
6,421,346
WFRBS Commercial Mortgage Trust ,
Series 2011-C3, Class A4 , 4.375% ,
3/15/44 (b) .....................
6,430,241
10,265,020
WFRBS Commercial Mortgage Trust ,
Series 2012-C7, Class A2 , 3.431% ,
6/15/45 .......................
10,589,869
1,500,000
WFRBS Commercial Mortgage Trust ,
Series 2012-C8, Class AS , 3.660% ,
8/15/45 .......................
1,554,333
3,716,000
WFRBS Commercial Mortgage Trust ,
Series 2014-C22, Class A5 , 3.752% ,
9/15/57 .......................
4,094,531
1,008,000
WFRBS Commercial Mortgage Trust ,
Series 2014-C23, Class A5 , 3.917% ,
10/15/57 .......................
1,115,779
Total Commercial Mortgage-Backed
Securities
(Cost $ 244,756,388 ) .............. 259,772,676
CORPORATE BONDS — 42 .3%
Aerospace & Defense — 0 .6%
3,158,000
L3Harris Technologies, Inc. , 3.832% ,
4/27/25 ....................... 3,544,550
5,297,000
Raytheon Technologies Corp. , 4.125% ,
11/16/28 ....................... 6,314,891
9,859,441
Automobiles — 0 .5%
3,755,000
General Motors Financial Co., Inc. ,
2.750% , 6/20/25 ................. 4,015,236
2,073,000
General Motors Financial Co., Inc. ,
4.350% , 4/9/25 .................. 2,314,274
2,934,000
Toyota Motor Credit Corp. , MTN , 3.375% ,
4/1/30 ........................ 3,432,588
9,762,098
Banks — 7 .7%
2,998,000
Australia & New Zealand Banking Group,
Ltd. , 2.950% , (5-Year Treasury Constant
Maturity plus 1.29%) , 7/22/30 (b) (c) ... 3,163,183
10,304,000
Bank of America Corp. , 3.419% , (LIBOR
USD 3-Month plus 1.04%) , 12/20/28 (d) 11,638,822
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 10,020,000
Bank of America Corp. , MTN , 1.898% ,
(SOFR plus 1.53%) , 7/23/31 (d) ...... $ 10,123,618
5,225,000
Bank of Montreal , Series E , 3.300% ,
2/5/24 ........................ 5,667,074
3,446,000
Barclays PLC , 4.338% , (LIBOR USD
3-Month plus 1.36%) , 5/16/24 (d) ..... 3,729,641
4,434,000
BPCE SA , 2.375% , 1/14/25 (b) ........ 4,686,091
3,586,000
Capital One Financial Corp. , 3.300% ,
10/30/24 ....................... 3,939,348
3,449,000
Citigroup, Inc. , 3.106% , (SOFR plus
2.75%) , 4/8/26 (d) ................ 3,768,247
2,804,000
Citigroup, Inc. , 3.200% , 10/21/26 ...... 3,133,940
4,000,000
Citigroup, Inc. , 4.412% , (SOFR plus
3.91%) , 3/31/31 (d) ............... 4,850,628
3,908,000
Citizens Bank N.A. , BKNT , 1.043% ,
(LIBOR USD 3-Month plus 0.81%) ,
5/26/22 (a) ..................... 3,939,380
3,560,000
Cooperatieve Rabobank UA , 3.950% ,
11/9/22 ....................... 3,779,442
3,744,000
First Citizens BancShares, Inc. , 3.375% ,
(SOFR plus 2.47%) , 3/15/30 (d) ...... 3,812,284
3,993,000
Huntington Bancshares, Inc. , 2.625% ,
8/6/24 ........................ 4,267,047
4,945,000
ING Groep NV , 3.150% , 3/29/22 ....... 5,114,060
5,686,000
JPMorgan Chase & Co. , 2.083% , (SOFR
plus 1.85%) , 4/22/26 (d) ............ 6,005,136
10,422,000
JPMorgan Chase & Co. , 4.452% , (LIBOR
USD 3-Month plus 1.33%) , 12/5/29 (d) . 12,715,928
3,378,000
Lloyds Banking Group PLC , 4.582% ,
12/10/25 ....................... 3,863,526
2,921,000
Macquarie Bank, Ltd. , 6.625% , 4/7/21 (b) . 2,966,591
4,831,000
Mitsubishi UFJ Financial Group, Inc. ,
3.761% , 7/26/23 ................. 5,237,536
3,411,000
PNC Financial Services Group, Inc. (The) ,
2.550% , 1/22/30 ................. 3,736,970
4,218,000
PNC Financial Services Group, Inc.
(The) , Series O , 6.750% , (LIBOR USD
3-Month plus 3.68%) , 2/1/69 (d) (e) .... 4,322,395
5,440,000
Sumitomo Mitsui Financial Group, Inc. ,
2.130% , 7/8/30 .................. 5,670,105
3,360,000
Toronto-Dominion Bank (The) , 3.625% , (5
yr. Swap Semi 30/360 USD plus 2.21%) ,
9/15/31 (c) ..................... 3,807,930
2,813,000
U.S. Bancorp , Series X , 3.150% , 4/27/27 . 3,168,609
1,340,000
Visa, Inc. , 2.700% , 4/15/40 ........... 1,462,786
4,422,000
Wells Fargo & Co. , MTN , 2.879% , (LIBOR
USD 3-Month plus 1.17%) , 10/30/30 (d) 4,824,359
2,112,000
Westpac Banking Corp. , GMTN , 4.322% ,
(USD Swap Rate 11:00 am NY 5 plus
2.24%) , 11/23/31 (c) .............. 2,408,261
135,802,937

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Beverages — 1 .0%
$ 3,295,000
Anheuser-Busch Cos., LLC/Anheuser-
Busch InBev Worldwide, Inc. , 4.700% ,
2/1/36 ........................ $ 4,185,596
2,579,000
Anheuser-Busch InBev Worldwide, Inc. ,
5.800% , 1/23/59 ................. 3,970,066
3,163,000
Bacardi, Ltd. , 4.450% , 5/15/25 (b) ...... 3,531,035
3,913,000
Coca-Cola Co. (The) , 2.125% , 9/6/29 ... 4,187,230
1,970,000
PepsiCo, Inc. , 3.450% , 10/6/46 ........ 2,382,007
18,255,934
Capital Goods — 0 .4%
3,554,000
Caterpillar Financial Services Corp. , MTN ,
1.450% , 5/15/25 ................. 3,691,655
3,457,000
Keysight Technologies, Inc. , 4.550% ,
10/30/24 ....................... 3,908,886
7,600,541
Capital Markets — 0 .6%
4,285,000
Morgan Stanley , 2.188% , (SOFR plus
1.99%) , 4/28/26 (d) ............... 4,525,997
3,268,000
Morgan Stanley , 3.971% , (LIBOR USD
3-Month plus 1.46%) , 7/22/38 (d) ..... 4,027,740
2,646,000
Morgan Stanley , GMTN , 3.700% , 10/23/24 2,944,464
11,498,201
Chemicals — 0 .9%
3,576,000
Albemarle Corp. , 5.450% , 12/1/44 ...... 4,281,866
3,414,000
Dow Chemical Co. (The) , 4.375% ,
11/15/42 ....................... 4,181,266
4,106,000
FMC Corp. , 3.450% , 10/1/29 ......... 4,674,407
3,138,000
Westlake Chemical Corp. , 3.375% , 6/15/30 3,451,721
16,589,260
Commercial Services & Supplies — 0 .7%
4,146,000
CoStar Group, Inc. , 2.800% , 7/15/30 (b) .. 4,307,844
3,365,000
Waste Connections, Inc. , 3.500% , 5/1/29 . 3,838,275
500,000
Waste Management, Inc. , 3.900% , 3/1/35 . 612,229
2,692,000
Waste Management, Inc. , 4.100% , 3/1/45 . 3,376,602
12,134,950
Construction Materials — 0 .2%
3,801,000
Vulcan Materials Co. , 3.500% , 6/1/30 ... 4,365,873
Diversified Financial Services — 3 .4%
3,810,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust , 4.500% , 9/15/23 . 4,130,888
3,650,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust , 4.875% , 1/16/24 . 3,984,728
2,784,000
Air Lease Corp. , MTN , 2.875% , 1/15/26 . 2,945,845
3,509,000
BlackRock, Inc. , 1.900% , 1/28/31 ...... 3,672,977
4,741,000
Credit Suisse Group Funding Guernsey,
Ltd. , 3.800% , 9/15/22 ............. 5,007,397
3,025,000
Goldman Sachs BDC, Inc. , 2.875% ,
1/15/26 ....................... 3,086,634
7,094,000
Goldman Sachs Group, Inc. (The) , 3.500% ,
4/1/25 ........................ 7,881,361
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Diversified Financial Services — (continued)
$ 2,560,000
Goldman Sachs Group, Inc. (The) , 6.250% ,
2/1/41 ........................ $ 4,009,387
4,717,000
Goldman Sachs Group, Inc. (The) , Series
VAR , 1.093% , (SOFR plus 0.79%) ,
12/9/26 (d) ..................... 4,768,850
3,918,000
IHS Markit, Ltd. , 4.000% , 3/1/26 (b) .... 4,488,461
2,343,000
Jefferies Group, LLC/Jefferies Group
Capital Finance, Inc. , 4.150% , 1/23/30 . 2,730,943
4,409,000
Owl Rock Capital Corp. , 3.400% , 7/15/26 4,472,130
3,414,000
PayPal Holdings, Inc. , 2.300% , 6/1/30 ... 3,655,783
4,045,000
Stifel Financial Corp. , 4.000% , 5/15/30 .. 4,622,375
59,457,759
Diversified Telecommunication Services — 0 .9%
2,500,000
CommScope, Inc. , 5.500% , 3/1/24 (b) .... 2,577,500
2,975,000
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC , 4.738% , 3/20/25 (b) ........... 3,222,193
3,032,000
T-Mobile USA, Inc. , 3.500% , 4/15/25 (b) . 3,350,299
2,514,000
Verizon Communications, Inc. , 2.987% ,
10/30/56 (b) .................... 2,530,625
3,148,000
Verizon Communications, Inc. , 4.812% ,
3/15/39 ....................... 4,106,939
15,787,556
Electric Utilities — 2 .0%
2,838,000
Berkshire Hathaway Energy Co. , 3.700% ,
7/15/30 (b) ..................... 3,356,943
3,078,000
Berkshire Hathaway Energy Co. , 4.250% ,
10/15/50 (b) .................... 3,987,165
3,287,000
CenterPoint Energy, Inc. , 2.950% , 3/1/30 . 3,577,662
3,432,000
Dominion Energy, Inc. , STEP , 3.071% ,
8/15/24 ....................... 3,704,945
4,329,000
Duke Energy Progress, LLC , 3.600% ,
9/15/47 ....................... 5,245,230
2,198,000
Entergy Louisiana, LLC , 4.200% , 9/1/48 . 2,862,432
3,180,000
Entergy Mississippi, LLC , 3.100% , 7/1/23 3,380,175
2,965,000
Florida Power & Light Co. , 3.990% , 3/1/49 3,858,322
3,200,000
Indiana Michigan Power Co. , Series K ,
4.550% , 3/15/46 ................. 4,186,169
1,000,000
Korea East-West Power Co., Ltd. , 1.750% ,
5/6/25 (b) ...................... 1,044,270
35,203,313
Electrical Equipment — 0 .5%
2,276,000
Fortive Corp. , 4.300% , 6/15/46 ........ 2,804,113
1,204,000
General Electric Co. , 3.450% , 5/1/27 .... 1,361,779
1,415,000
Roper Technologies, Inc. , 1.000% , 9/15/25 1,432,074
3,128,000
Textron, Inc. , 3.650% , 3/1/21 ......... 3,144,447
8,742,413
Energy Equipment & Services — 1 .6%
1,693,000
Cheniere Corpus Christi Holdings, LLC ,
3.700% , 11/15/29 ................ 1,884,755
2,153,000
Enterprise Products Operating, LLC ,
5.950% , 2/1/41 .................. 2,959,971

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Energy Equipment & Services — (continued)
$ 1,565,000
Hess Corp. , 7.875% , 10/1/29 .......... $ 2,057,159
3,355,000
Kinder Morgan, Inc. , 4.300% , 6/1/25 .... 3,828,063
3,326,000
Midwest Connector Capital Co., LLC ,
3.900% , 4/1/24 (b) ................ 3,409,150
3,173,000
MPLX L.P. , 4.125% , 3/1/27 .......... 3,659,532
2,007,000
NRG Energy, Inc. , 2.000% , 12/2/25 (b) ... 2,081,215
255,000
NuStar Logistics L.P. , 6.000% , 6/1/26 ... 275,785
3,383,000
Plains All American Pipeline LP/PAA
Finance Corp. , 4.900% , 2/15/45 ...... 3,590,361
3,447,000
Sabine Pass Liquefaction, LLC , 5.625% ,
3/1/25 ........................ 4,020,312
27,766,303
Equity Real Estate Investment Trusts (REITS)
— 4 .4%
2,895,000
Alexandria Real Estate Equities, Inc. ,
4.000% , 1/15/24 ................. 3,186,092
3,680,000
American Tower Trust , 3.652% , 3/23/28 (b) 4,045,271
1,754,000
Brixmor Operating Partnership L.P. ,
4.050% , 7/1/30 .................. 2,013,196
4,178,000
Brixmor Operating Partnership L.P. ,
4.125% , 5/15/29 ................. 4,806,013
3,574,000
Crown Castle International Corp. , 5.250% ,
1/15/23 ....................... 3,910,861
4,000,000
Federal Realty Investment Trust , 3.500% ,
6/1/30 ........................ 4,429,015
3,624,000
Hudson Pacific Properties L.P. , 3.250% ,
1/15/30 ....................... 3,863,601
2,853,000
Jones Lang LaSalle, Inc. , 4.400% , 11/15/22 3,023,071
4,100,000
Kimco Realty Corp. , 2.800% , 10/1/26 ... 4,471,074
2,417,000
Lexington Realty Trust , 2.700% , 9/15/30 . 2,516,048
3,350,000
Ontario Teachers' Cadillac Fairview
Properties Trust , 3.875% , 3/20/27 (b) ... 3,699,210
3,974,000
Physicians Realty L.P. , 4.300% , 3/15/27 .. 4,404,263
3,000,000
Prologis L.P. , 2.125% , 10/15/50 ........ 2,784,688
3,361,000
Public Storage , 3.385% , 5/1/29 ........ 3,846,514
2,664,000
Sabra Health Care L.P. , 4.800% , 6/1/24 .. 2,857,631
3,660,000
Scentre Group Trust 1/Scentre Group Trust
2 , 4.375% , 5/28/30 (b) ............. 4,217,974
3,708,000
Spirit Realty L.P. , 3.400% , 1/15/30 ..... 4,021,421
578,000
Starwood Property Trust, Inc. , 5.000% ,
12/15/21 ....................... 587,693
1,602,000
STORE Capital Corp. , 2.750% , 11/18/30 . 1,629,201
1,222,000
VEREIT Operating Partnership L.P. ,
2.850% , 12/15/32 ................ 1,277,783
3,689,000
VEREIT Operating Partnership L.P. ,
3.950% , 8/15/27 ................. 4,182,732
2,500,000
WEA Finance LLC/Westfield UK
& Europe Finance PLC , 4.750% ,
9/17/44 (b) ..................... 2,703,776
869,000
WEA Finance, LLC , 2.875% , 1/15/27 (b) . 892,602
4,019,000
Welltower, Inc. , 2.750% , 1/15/31 ....... 4,252,576
77,622,306
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Food & Staples Retailing — 1 .3%
$ 3,873,000
AbbVie, Inc. , 2.950% , 11/21/26 ........ $ 4,282,954
3,847,000
AbbVie, Inc. , 4.875% , 11/14/48 ........ 5,202,961
4,673,000
CVS Health Corp. , 2.700% , 8/21/40 .... 4,727,459
542,000
CVS Health Corp. , 3.700% , 3/9/23 ..... 579,841
3,374,000
CVS Health Corp. , 4.300% , 3/25/28 .... 4,014,928
825,000
Hershey Co. (The) , 1.700% , 6/1/30 ..... 848,796
3,244,000
Smithfield Foods, Inc. , 5.200% , 4/1/29 (b) 3,862,233
23,519,172
Food, Beverage & Tobacco — 0 .1%
1,300,000
PepsiCo, Inc. , 4.450% , 4/14/46 ........ 1,813,715
Gas Utilities — 0 .3%
4,624,000
Sempra Energy , 3.800% , 2/1/38 ........ 5,355,985
Health Care Equipment & Services — 0 .4%
3,717,000
DH Europe Finance II Sarl , 3.250% ,
11/15/39 ....................... 4,233,466
3,065,000
HCA, Inc. , 5.000% , 3/15/24 .......... 3,448,044
7,681,510
Health Care Providers & Services — 0 .3%
4,354,000
Anthem, Inc. , 2.250% , 5/15/30 ........ 4,624,939
Insurance — 2 .3%
575,000
Alleghany Corp. , 4.900% , 9/15/44 ...... 745,669
2,424,000
Aspen Insurance Holdings, Ltd. , 4.650% ,
11/15/23 ....................... 2,653,372
438,000
Assurant, Inc. , 1.501% , (LIBOR USD
3-Month plus 1.25%) , 3/26/21 (a) ..... 438,006
1,863,000
Athene Holding, Ltd. , 3.500% , 1/15/31 .. 1,968,835
4,000,000
AXIS Specialty Finance, LLC , 3.900% ,
7/15/29 ....................... 4,410,805
2,915,000
Carlyle Finance, LLC , 5.650% , 9/15/48 (b) 3,790,706
3,996,000
Fidelity National Financial, Inc. , 3.400% ,
6/15/30 ....................... 4,388,296
2,680,000
KKR Group Finance Co. III, LLC , 5.125% ,
6/1/44 (b) ...................... 3,517,889
1,510,000
Loews Corp. , 3.200% , 5/15/30 ........ 1,715,387
2,000,000
Meiji Yasuda Life Insurance Co. , 5.200% ,
(5 yr. Swap Semi 30/360 USD plus
4.23%) , 10/20/45 (b) (c) ............ 2,294,623
3,635,000
Nationwide Mutual Insurance Co. , 4.350% ,
4/30/50 (b) ..................... 4,270,115
3,765,000
Reinsurance Group of America, Inc. ,
3.900% , 5/15/29 ................. 4,317,262
2,049,000
Symetra Financial Corp. , 4.250% , 7/15/24 2,264,411
2,117,000
Transatlantic Holdings, Inc. , 8.000% ,
11/30/39 ....................... 3,344,007
40,119,383
IT Services — 0 .2%
3,472,000
Fiserv, Inc. , 3.200% , 7/1/26 ........... 3,889,265
Machinery — 0 .3%
230,000
Colfax Corp. , 6.000% , 2/15/24 (b) ...... 238,342

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Machinery — (continued)
$ 3,514,000
Deere & Co. , 3.750% , 4/15/50 ......... $ 4,553,214
4,791,556
Media — 2 .3%
2,372,000
Comcast Corp. , 3.100% , 4/1/25 ........ 2,609,937
3,803,000
Comcast Corp. , 3.700% , 4/15/24 ....... 4,184,093
4,139,000
Comcast Corp. , 4.600% , 10/15/38 ...... 5,454,483
2,882,000
Discovery Communications, LLC , 3.625% ,
5/15/30 ....................... 3,301,351
3,144,000
Discovery Communications, LLC , 5.200% ,
9/20/47 ....................... 4,083,560
3,622,000
Interpublic Group of Cos., Inc. (The) ,
4.750% , 3/30/30 ................. 4,492,023
5,541,000
Time Warner Cable, LLC , 6.550% , 5/1/37 7,606,250
3,636,000
ViacomCBS, Inc. , 4.200% , 5/19/32 ..... 4,381,914
3,926,000
ViacomCBS, Inc. , 4.375% , 3/15/43 ..... 4,638,443
40,752,054
Metals & Mining — 0 .7%
3,676,000
Nucor Corp. , 2.979% , 12/15/55 (b) ...... 3,824,641
2,261,000
Southern Copper Corp. , 3.500% , 11/8/22 . 2,377,442
1,207,000
Steel Dynamics, Inc. , 2.400% , 6/15/25 ... 1,282,883
3,500,000
Teck Resources, Ltd. , 6.000% , 8/15/40 ... 4,385,312
11,870,278
Multi-Utilities — 0 .5%
2,275,000
CMS Energy Corp. , 4.700% , 3/31/43 .... 2,926,445
1,903,000
Progress Energy, Inc. , 3.150% , 4/1/22 ... 1,954,110
3,429,000
Puget Sound Energy, Inc. , 4.223% , 6/15/48 4,383,827
9,264,382
Oil, Gas & Consumable Fuels — 2 .0%
4,145,000
Aker BP ASA , 4.750% , 6/15/24 (b) ..... 4,288,368
4,697,000
Devon Energy Corp. , 5.600% , 7/15/41 ... 5,744,325
5,471,000
Diamondback Energy, Inc. , 3.500% ,
12/1/29 ....................... 5,844,755
4,653,000
HollyFrontier Corp. , 5.875% , 4/1/26 .... 5,195,994
2,391,000
Noble Energy, Inc. , 5.050% , 11/15/44 ... 3,364,735
4,440,000
Ovintiv Exploration, Inc. , 5.750% , 1/30/22 4,611,613
3,659,000
Pioneer Natural Resources Co. , 1.900% ,
8/15/30 ....................... 3,626,677
2,356,000
Saudi Arabian Oil Co. , 4.375% , 4/16/49 (b) 2,850,286
35,526,753
Pharmaceuticals — 0 .6%
2,094,000
Merck & Co., Inc. , 3.900% , 3/7/39 ..... 2,644,357
2,872,000
SC Johnson & Son, Inc. , 4.750% ,
10/15/46 (b) .................... 3,993,128
3,636,000
Viatris, Inc. , 2.700% , 6/22/30 (b) ....... 3,858,251
10,495,736
Road & Rail — 0 .2%
2,619,000
Burlington Northern Santa Fe, LLC ,
4.950% , 9/15/41 ................. 3,632,490
Semiconductors & Semiconductor Equipment
— 1 .3%
5,605,000
Broadcom, Inc. , 4.150% , 11/15/30 ...... 6,489,257
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Semiconductors & Semiconductor Equipment
— (continued)
$ 3,393,000
Intel Corp. , 4.750% , 3/25/50 .......... $ 4,735,144
4,203,000
Lam Research Corp. , 3.125% , 6/15/60 ... 4,714,506
2,210,000
Microchip Technology, Inc. , 3.922% ,
6/1/21 ........................ 2,241,380
1,361,000
NVIDIA Corp. , 3.500% , 4/1/50 ........ 1,651,014
2,950,000
TSMC Global, Ltd. , 1.375% , 9/28/30 (b) . 2,896,068
22,727,369
Software — 0 .6%
2,809,000
Apple, Inc. , 2.650% , 5/11/50 .......... 2,981,321
1,307,000
Dell International LLC/EMC Corp. ,
5.875% , 6/15/21 (b) ............... 1,309,353
3,040,000
Microsoft Corp. , 2.675% , 6/1/60 ....... 3,294,454
2,138,000
salesforce.com, Inc. , 3.700% , 4/11/28 ... 2,522,665
10,107,793
Specialty Retail — 2 .0%
3,783,000
Advance Auto Parts, Inc. , 1.750% , 10/1/27 3,841,996
4,492,000
Alimentation Couche-Tard, Inc. , 3.550% ,
7/26/27 (b) ..................... 5,057,929
1,065,000
Costco Wholesale Corp. , 1.375% , 6/20/27 1,097,259
4,653,000
ERAC USA Finance, LLC , 4.200% ,
11/1/46 (b) ..................... 5,824,737
3,267,000
Home Depot, Inc. (The) , 2.700% , 4/15/30 3,646,335
3,925,000
Lowe's Cos., Inc. , 4.500% , 4/15/30 ..... 4,885,712
4,001,000
Starbucks Corp. , 2.550% , 11/15/30 ..... 4,327,061
3,345,000
Target Corp. , 3.375% , 4/15/29 ......... 3,921,240
3,028,000
Tractor Supply Co. , 1.750% , 11/1/30 .... 3,043,377
35,645,646
Telecommunication Services — 0 .7%
1,901,000
AT&T, Inc. , 1.650% , 2/1/28 .......... 1,939,578
4,687,000
AT&T, Inc. , 3.550% , 9/15/55 (b) ....... 4,671,089
4,818,000
AT&T, Inc. , 3.850% , 6/1/60 .......... 5,050,381
11,661,048
Textiles, Apparel & Luxury Goods — 0 .1%
2,447,000
Ralph Lauren Corp. , 1.700% , 6/15/22 ... 2,491,514
Tobacco — 0 .7%
3,567,000
BAT Capital Corp. , 4.540% , 8/15/47 .... 3,960,981
2,965,000
BAT Capital Corp. , 4.700% , 4/2/27 ..... 3,486,466
4,435,000
Philip Morris International, Inc. , 2.100% ,
5/1/30 ........................ 4,625,470
12,072,917
Total Corporate Bonds
(Cost $ 679,327,932 ) .............. 748,492,390
MORTGAGE-BACKED SECURITIES — 19 .0%
Fannie Mae
—
11 .5%
32,476
5.000% , 9/1/25 , Pool #255892 ......... 35,889
2,055,825
4.000% , 12/1/33 , Pool #MA1689 ....... 2,259,074
1,262,807
4.000% , 6/1/34 , Pool #MA1922 ........ 1,378,839
75,795
6.500% , 1/1/35 , Pool #809198 ......... 90,169
1,119,917
4.000% , 3/1/35 , Pool #MA2211 ........ 1,220,993

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae
— (continued)
$ 18,863
7.000% , 6/1/35 , Pool #255820 ......... $ 22,434
42,043
6.500% , 3/1/36 , Pool #866062 ......... 48,980
31,397
6.500% , 7/1/36 , Pool #885493 ......... 35,177
488,245
5.500% , 8/1/37 , Pool #995082 ......... 572,347
6,793,625
3.500% , 8/1/38 , Pool #FM2472 ........ 7,193,079
243,651
4.500% , 10/1/39 , Pool #AC2645 ....... 270,241
202,623
5.000% , 6/1/40 , Pool #AD4927 ........ 230,892
184,841
5.000% , 6/1/40 , Pool #AD8718 ........ 214,938
11,522,053
4.000% , 8/1/40 , Pool #FM4673 ........ 12,707,539
17,645,435
1.500% , 12/1/40 , Pool #MA4202 ....... 17,948,007
600,202
4.500% , 12/1/40 , Pool #AH1100 ....... 673,931
233,505
4.500% , 3/1/41 , Pool #AB2467 ........ 262,196
540,380
4.500% , 5/1/41 , Pool #AI1023 ......... 607,897
311,036
4.500% , 11/1/41 , Pool #AJ4994 ........ 349,253
453,043
4.500% , 12/1/41 , Pool #AJ7696 ........ 508,898
1,021,086
3.500% , 6/1/42 , Pool #AB5373 ........ 1,107,374
1,397,494
3.500% , 5/1/43 , Pool #AL3605 ........ 1,544,245
1,025,507
3.500% , 5/1/43 , Pool #AB9368 ........ 1,098,952
16,501,285
3.000% , 8/1/43 , Pool #AL9500 ........ 18,038,595
1,773,104
3.500% , 8/1/43 , Pool #AU0613 ........ 1,947,528
486,253
4.500% , 11/1/44 , Pool #MA2100 ....... 540,887
1,312,321
4.500% , 1/1/45 , Pool #MA2158 ........ 1,449,645
1,743,060
4.000% , 3/1/45 , Pool #MA2217 ........ 1,906,065
1,716,597
4.000% , 6/1/46 , Pool #MA2653 ........ 1,871,056
1,713,014
4.500% , 7/1/46 , Pool #AS7568 ........ 1,878,975
2,097,091
4.000% , 11/1/46 , Pool #MA2808 ....... 2,275,816
3,083,395
4.000% , 5/1/47 , Pool #BE9598 ........ 3,321,092
2,741,641
4.000% , 8/1/47 , Pool #BH5117 ........ 2,942,357
7,890,801
4.000% , 4/1/48 , Pool #BM3900 ........ 8,464,552
4,623,502
5.000% , 8/1/48 , Pool #CA2219 ........ 5,119,254
7,141,543
3.000% , 11/1/48 , Pool #BM5822 ....... 7,510,085
14,221,360
3.500% , 10/1/49 , Pool #CA4431 ....... 15,022,781
3,224,762
3.000% , 12/1/49 , Pool #BO6225 ....... 3,382,431
15,334,292
3.000% , 3/1/50 , Pool #FM2714 ........ 16,192,600
6,267,140
2.500% , 5/1/50 , Pool #FM3287 ........ 6,612,248
11,262,321
2.000% , 7/1/50 , Pool #CA6301 ........ 11,742,840
10,601,139
2.500% , 7/1/50 , Pool #CA6307 ........ 11,218,422
12,460,490
2.000% , 8/1/50 , Pool #CA6799 ........ 12,992,125
13,923,288
2.500% , 9/1/50 , Pool #BQ0538 ........ 14,689,992
6,269,850
2.500% , 9/1/50 , Pool #BQ2883 ........ 6,615,107
206,115,797
Freddie Mac
—
7 .5%
5,954
5.500% , 10/1/21 , Pool #ZS5201 ....... 6,020
11,730
5.000% , 12/1/21 , Pool #ZK0490 ....... 12,299
45,489
5.000% , 7/1/25 , Pool #ZA1892 ........ 50,270
183,427
2.500% , 1/1/28 , Pool #J22069 ......... 193,732
558,661
3.500% , 7/1/30 , Pool #ZS8575 ........ 598,169
62,903
5.000% , 3/1/36 , Pool #ZS4230 ........ 73,157
1,997,866
4.000% , 4/1/36 , Pool #ZA2413 ........ 2,175,789
2,901,682
3.500% , 6/1/36 , Pool #ZA2414 ........ 3,136,223
17,206
5.000% , 7/1/36 , Pool #ZS1139 ........ 20,010
1,632,158
3.500% , 8/1/36 , Pool #ZA2425 ........ 1,764,285
185,917
6.500% , 9/1/36 , Pool #ZS4257 ........ 219,789
4,033,340
3.500% , 11/1/36 , Pool #ZA2439 ....... 4,300,771
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac
— (continued)
$ 61,583
5.000% , 2/1/37 , Pool #ZI5759 ......... $ 71,604
3,142,664
4.000% , 5/1/37 , Pool #C91938 ........ 3,399,181
73,977
4.500% , 10/1/39 , Pool #A89346 ....... 82,756
219,774
5.000% , 6/1/40 , Pool #C03479 ........ 255,631
639,177
5.000% , 7/1/40 , Pool #A93070 ........ 743,448
73,836
5.000% , 9/1/40 , Pool #C03518 ........ 85,885
9,567,838
2.000% , 12/1/40 , Pool #RB5090 ....... 9,942,901
799,766
4.000% , 12/1/42 , Pool #ZS3671 ....... 881,480
592,400
3.500% , 5/1/43 , Pool #Q18305 ........ 638,943
387,528
4.000% , 5/1/44 , Pool #V81186 ........ 423,688
196,910
4.000% , 7/1/44 , Pool #ZS4573 ........ 214,549
225,592
4.000% , 9/1/44 , Pool #Q28299 ........ 246,674
4,118,761
3.500% , 1/1/45 , Pool #Q30876 ........ 4,479,388
4,295,034
3.500% , 5/1/46 , Pool #ZS4663 ........ 4,621,266
1,091,077
4.000% , 8/1/46 , Pool #ZS4673 ........ 1,180,554
2,786,732
3.500% , 9/1/46 , Pool #ZS4678 ........ 2,981,944
5,720,245
3.500% , 9/1/47 , Pool #Q50962 ........ 6,080,018
1,408,196
3.500% , 1/1/48 , Pool #Q53640 ........ 1,497,455
1,536,043
4.000% , 2/1/48 , Pool #ZT1639 ........ 1,650,320
1,317,678
4.000% , 6/1/48 , Pool #G67713 ........ 1,438,008
12,240,375
2.500% , 11/1/49 , Pool #QA4396 ....... 12,914,406
8,012,872
3.000% , 11/1/49 , Pool #QA4336 ....... 8,464,436
7,340,348
3.500% , 6/1/50 , Pool #RA2794 ........ 7,787,877
18,471,918
2.500% , 7/1/50 , Pool #RA2970 ........ 19,521,632
9,339,171
2.000% , 8/1/50 , Pool #RA3328 ........ 9,702,317
16,826,487
2.500% , 11/1/50 , Pool #QB5838 ....... 17,890,138
129,747,013
Ginnie Mae
—
0.0%
115,592
5.000% , 2/15/40 , Pool #737037 ........ 131,402
Total Mortgage-Backed Securities
(Cost $ 329,612,616 ) .............. 335,994,212
MUNICIPAL BONDS — 4 .4%
Alabama — 0 .2%
3,000,000
Alabama Economic Settlement Authority ,
Economic Imports, Taxable BP -
Settlement Revenue, Series B , 4.263% ,
9/15/32 ....................... 3,569,880
California — 1 .2%
4,555,000
California Health Facilities Financing
Authority , Taxable Senior Social Bonds,
Health Care Facilities Revenue Bonds ,
1.679% , 6/1/28 .................. 4,616,219
3,530,000
San Diego County Water Authority , Taxable
Green Bonds, Advance Refunding
Revenue Bonds, Series A , 1.431% ,
5/1/29 ........................ 3,593,893
2,660,000
San Diego County Water Authority , Taxable
Green Bonds, Advance Refunding
Revenue Bonds, Series A , 1.531% ,
5/1/30 ........................ 2,712,163

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
California — (continued)
$ 1,285,000
State of California , Build America Bonds,
School Improvements G.O. , 7.625% ,
3/1/40 ........................ $ 2,230,156
8,000,000
State of California , Refunding, Taxable-
Various Purpose-Bid Group, Transit
Improvements G.O. , 2.650% , 4/1/26 ... 8,807,760
21,960,191
Florida — 0 .3%
2,135,000
Reedy Creek Improvement District ,
Advance Refunding, Taxable Revenue
Bonds, G.O., Series A , 2.147% , 6/1/29 . 2,243,757
2,030,000
Reedy Creek Improvement District ,
Advance Refunding, Taxable Revenue
Bonds, G.O., Series A , 2.197% , 6/1/30 . 2,138,422
4,382,179
Illinois — 0 .7%
8,030,000
Sales Tax Securitization Corp. , Second
Lien, Current Refunding, Taxable
Revenue Bonds, Series B , 3.057% ,
1/1/34 ........................ 8,063,244
1,800,000
State of Illinois , Public Improvements,
Taxable Building Revenue , 3.481% ,
6/15/26 ....................... 1,827,396
3,130,000
State of Illinois , Public Improvements,
Taxable Revenue, Series B , 2.620% ,
6/15/26 ....................... 3,043,863
12,934,503
Massachusetts — 0 .2%
3,295,000
Massachusetts School Building Authority ,
Taxable Senior Social Bonds, Advance
Refunding Revenue Bonds, Series B ,
1.134% , 8/15/26 ................. 3,339,186
New Jersey — 0 .1%
2,375,000
New Jersey Economic Development
Authority , School Facilities Construction
Refunding Revenue, Taxable, Series C ,
4.521% , 6/15/21 ................. 2,406,991
New York — 0 .7%
3,020,000
New York City Transitional Finance
Authority Future Tax Secured Revenue ,
Public Improvements, Taxable Revenue,
Callable 2/1/27 @ 100 , 3.330% , 2/1/28 . 3,349,512
8,000,000
New York City Transitional Finance
Authority Future Tax Secured Revenue
Bonds , Public Improvements, Taxable
Revenue, Sub Series B3, Callable
11/1/29 @ 100 , 3.000% , 11/1/33 ..... 8,618,320
11,967,832
North Carolina — 0 .2%
2,600,000
Duke University , 3.299% , 10/1/46 ...... 3,004,581
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
Pennsylvania — 0 .6%
$ 2,600,000
City of Pittsburgh , PA, Refunding, Taxable
Revenue Bonds, G.O., Series B , 1.189% ,
9/1/26 ........................ $ 2,613,364
4,375,000
Lehigh University , 3.479% , 11/15/46 .... 4,726,414
2,260,000
Philadelphia Authority for Industrial
Development , Refunding Revenue,
Taxable , 3.664% , 4/15/22 .......... 2,302,533
9,642,311
Texas — 0 .1%
1,770,000
Dallas Area Rapid Transit , Advance
Refunding, Taxable Revenue Bonds,
Series C, Callable 12/1/29 @ 100 ,
1.846% , 12/1/30 ................. 1,792,514
Wisconsin — 0 .1%
2,140,000
State of Wisconsin , Current Refunding,
Taxable Revenue Bonds, Series A ,
2.196% , 5/1/27 .................. 2,297,397
Total Municipal Bonds
(Cost $ 72,880,770 ) ............... 77,297,565
U.S. TREASURY BONDS — 1 .1%
18,286,000
1.250% , 5/15/50 ................. 16,588,830
3,145,400
1.375% , 8/15/50 ................. 2,945,864
Total U.S. Treasury Bonds
(Cost $ 19,590,279 ) ............... 19,534,694
U.S. TREASURY NOTES — 0 .8%
9,000,000
1.875% , 2/28/22 ................. 9,182,813
5,043,200
1.625% , 5/15/26 ................. 5,369,826
Total U.S. Treasury Notes
(Cost $ 14,549,338 ) ............... 14,552,639
Shares
MONEY MARKET FUND — 1 .6%
28,336,909
Federated Treasury Obligations Fund ,
Institutional Shares , 0.01% (f) ........
28,336,909
Total Money Market Fund
(Cost $ 28,336,909 ) ............... 28,336,909
Total Investments — 99 .6%
(Cost $ 1,660,071,256 ) .......................... 1,761,949,951
Net Other Assets (Liabilities) — 0 .4% ............... 6,223,621
NET ASSETS — 100.0% .......................
$ 1,768,173,572
(a) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2020. The maturity date reflected is the final maturity date.

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
(b) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2020. The maturity date reflected is the final maturity date.
(d) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e) Security is perpetual in nature and has no stated maturity date.
(f) Represents the current yield as of report date.
BKNT Bank Note
GMTN Global Medium Term Note
G.O. General Obligation
MTN Medium Term Note
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund
December 31, 2020 (Unaudited)
Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Total Return Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2020 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund — (continued)
December 31, 2020 (Unaudited)
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2020 is as follows:
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Asset:
Investments in Securities
Sterling Capital Total Return Bond Fund ............... $ 28,336,909 (a) $ 1,733,613,042 (b) $ — $ 1,761,949,951
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund — (continued)
December 31, 2020 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.